Condensed Interim Consolidated Statement of Change in Equity (Unaudited) - USD ($)		Total	Common Stock [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2023		$ 2,569,566	$ 2,569,566
Balance, shares at Dec. 31, 2023	[1]		16,825,577
Net loss		(372,320)		(372,320)
Translation Adjustment		(16,652)			(16,652)
Balance at Dec. 31, 2024		2,180,594	$ 2,569,466	(372,320)	(16,652)
Balance, shares at Dec. 31, 2024			16,825,577
Net loss		(31,591,331)		(31,591,331)
Translation Adjustment		13,768			13,768
Issuance of common stock in connection with the Reverse Merge		29,448,487	$ 29,448,487
Issuance of common stock in connection with the Reverse Merge, shares			3,096,806
Equity transaction in connection with divestment entity, shares			(2,549,859)
Round up
Round up, shares			19
Warrants issued		5,600,000	$ 5,600,000
Warrants issued, shares
Balance at Dec. 31, 2025		3,101,659	$ 35,068,194	(31,963,651)	(2,884)
Balance, shares at Dec. 31, 2025			19,922,402
Net loss		(3,628,563)		(3,608,563)
Translation Adjustment		(13,327)			(13,327)
Warrants issued
Balance at Mar. 31, 2026		$ (540,231)	$ 35,068,194	$ (35,592,214)	$ (16,211)
Balance, shares at Mar. 31, 2026			19,922,402

[1]	Share and per-share data for the year ended December 31, 2024, have been retrospectively adjusted to reflect the exchange ratio resulting from the reverse recapitalization